Goodwill and intangible assets - Disclosure of reconciliation of changes in intangible assets and goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	£ 7,794
Intangible assets and goodwill, ending balance	8,275	£ 7,794
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	14,674	15,622
Additions	1,649	1,689
Disposals	(1,310)	(1,529)
Exchange and other movements	(281)	(1,108)
Intangible assets and goodwill, ending balance	14,732	14,674
Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(6,880)	(7,383)
Disposals	1,310	1,522
Amortisation charge	(1,168)	(1,208)
Impairment charge	(19)	(345)
Exchange and other movements	300	534
Intangible assets and goodwill, ending balance	(6,457)	(6,880)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	4,177
Intangible assets and goodwill, ending balance	4,450	4,177
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	5,035	4,737
Additions	263	311
Disposals	0	0
Exchange and other movements	10	(13)
Intangible assets and goodwill, ending balance	5,308	5,035
Goodwill | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(858)	(825)
Disposals	0	0
Amortisation charge	0	0
Impairment charge	0	(33)
Exchange and other movements	0	0
Intangible assets and goodwill, ending balance	(858)	(858)
Software | Internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	3,225
Intangible assets and goodwill, ending balance	3,383	3,225
Software | Internally generated | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	7,190	7,627
Additions	1,225	1,203
Disposals	(1,156)	(1,546)
Exchange and other movements	21	(94)
Intangible assets and goodwill, ending balance	7,280	7,190
Software | Internally generated | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(3,965)	(4,195)
Disposals	1,156	1,546
Amortisation charge	(1,066)	(1,050)
Impairment charge	(19)	(309)
Exchange and other movements	(3)	43
Intangible assets and goodwill, ending balance	(3,897)	(3,965)
Software | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	239
Intangible assets and goodwill, ending balance	185	239
Software | Other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	717	620
Additions	12	164
Disposals	(58)	19
Exchange and other movements	0	(86)
Intangible assets and goodwill, ending balance	671	717
Software | Other | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(478)	(385)
Disposals	58	(26)
Amortisation charge	(67)	(69)
Impairment charge	0	(3)
Exchange and other movements	1	5
Intangible assets and goodwill, ending balance	(486)	(478)
Core deposits
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0
Intangible assets and goodwill, ending balance	16	0
Core deposits | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0	0
Additions	17	0
Disposals	0	0
Exchange and other movements	0	0
Intangible assets and goodwill, ending balance	17	0
Core deposits | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0	0
Disposals	0	0
Amortisation charge	(1)	0
Impairment charge	0	0
Exchange and other movements	0	0
Intangible assets and goodwill, ending balance	(1)	0
Brand
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	6
Intangible assets and goodwill, ending balance	5	6
Brand | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	7	0
Additions	0	7
Disposals	0	0
Exchange and other movements	0	0
Intangible assets and goodwill, ending balance	7	7
Brand | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(1)	0
Disposals	0	0
Amortisation charge	(1)	(1)
Impairment charge	0	0
Exchange and other movements	0	0
Intangible assets and goodwill, ending balance	(2)	(1)
Customer lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	131
Intangible assets and goodwill, ending balance	157	131
Customer lists | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,569	1,654
Additions	66	0
Disposals	(90)	0
Exchange and other movements	(315)	(85)
Intangible assets and goodwill, ending balance	1,230	1,569
Assets moved to held for sale	338
Customer lists | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(1,438)	(1,475)
Disposals	90	0
Amortisation charge	(28)	(39)
Impairment charge	0	0
Exchange and other movements	303	76
Intangible assets and goodwill, ending balance	(1,073)	(1,438)
Assets moved to held for sale	(326)
Licences and other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	16
Intangible assets and goodwill, ending balance	79	16
Licences and other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	156	984
Additions	66	4
Disposals	(6)	(2)
Exchange and other movements	3	(830)
Intangible assets and goodwill, ending balance	219	156
Licences and other | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(140)	(503)
Disposals	6	2
Amortisation charge	(5)	(49)
Impairment charge	0	0
Exchange and other movements	(1)	410
Intangible assets and goodwill, ending balance	£ (140)	(140)
Sign on bonus payment to co-brand
Reconciliation of changes in intangible assets and goodwill [abstract]
Decrease through reclassification		£ 412